Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 3,106
2027	2,036
2028	1,007
2029	928
2030	635
Thereafter	2,428
Total lease payments	10,140
Less: imputed interest	(1,524)
Total	$ 8,616